ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

September 30, 2025 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUNDS – 139.4%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 4.03%(a)(b)	62,295,126	$62,295,126
Fidelity Institutional Money Market Government Portfolio - Class III, 3.79%(a)	14,010,479	14,010,479
Total Money Market Funds (Cost $76,305,605)		76,305,605

Total Investments Before Securities Sold, Not Yet Purchased (Cost $76,305,605)		76,305,605

Securities Sold, Not Yet Purchased – (95.9)%(c)

COMMON STOCKS – (95.9)%

Advertising – (3.4)%
Interpublic Group of Cos., Inc. (The)	(22,000)	(614,020)
Omnicom Group, Inc.	(15,000)	(1,222,950)
Total Advertising		(1,836,970)

Apparel – (3.5)%
Carter’s, Inc.	(30,000)	(846,600)
PVH Corp.	(13,000)	(1,089,010)
Total Apparel		(1,935,610)

Auto Parts & Equipment – (1.2)%
Goodyear Tire & Rubber Co. (The)(d)	(90,000)	(673,200)

Banks – (1.9)%
Western Alliance Bancorp	(12,000)	(1,040,640)

Beverages – (2.7)%
Brown-Forman Corp., Class B	(30,000)	(812,400)
Diageo PLC (United Kingdom)(e)	(7,000)	(668,010)
Total Beverages		(1,480,410)

Chemicals – (3.8)%
Axalta Coating Systems Ltd.(d)	(22,000)	(629,640)
Dow, Inc.	(30,000)	(687,900)
International Flavors & Fragrances, Inc.	(12,000)	(738,480)
Total Chemicals		(2,056,020)

Commercial Services – (5.6)%
Corpay, Inc.(d)	(2,500)	(720,150)
Paylocity Holding Corp.(d)	(4,500)	(716,715)
Shift4 Payments, Inc., Class A(d)	(10,000)	(774,000)
Strategic Education, Inc.	(10,000)	(860,100)
Total Commercial Services		(3,070,965)

Computers – (4.6)%
Cognizant Technology Solutions Corp., Class A	(10,000)	(670,700)
EPAM Systems, Inc.(d)	(7,000)	(1,055,530)
HP, Inc.	(30,000)	(816,900)
Total Computers		(2,543,130)

Cosmetics / Personal Care – (1.6)%
Edgewell Personal Care Co.	(43,000)	(875,480)

Diversified Financial Services – (1.5)%
Credit Acceptance Corp.(d)	(1,758)	(820,863)

Electric – (1.1)%
PG&E Corp.	(40,000)	(603,200)
Investments	Shares	Value
COMMON STOCKS (continued)

Electrical Components & Equipment – (1.3)%
Universal Display Corp.	(5,000)	(718,150)

Electronics – (2.1)%
Fortive Corp.	(23,000)	(1,126,770)

Entertainment – (2.5)%
Caesars Entertainment, Inc.(d)	(30,000)	(810,750)
Six Flags Entertainment Corp.(d)	(25,000)	(568,000)
Total Entertainment		(1,378,750)

Food – (1.1)%
Utz Brands, Inc.	(50,000)	(607,500)

Hand/Machine Tools – (2.0)%
Stanley Black & Decker, Inc.	(15,000)	(1,114,950)

Healthcare - Products – (2.4)%
Glaukos Corp.(d)	(16,000)	(1,304,800)

Home Furnishings – (1.4)%
Whirlpool Corp.	(10,000)	(786,000)

Household Products/Wares – (1.5)%
Avery Dennison Corp.	(5,000)	(810,850)

Internet – (6.0)%
Airbnb, Inc., Class A(d)	(7,500)	(910,650)
CDW Corp.	(4,500)	(716,760)
Cogent Communications Holdings, Inc.	(20,000)	(767,000)
Wix.com Ltd. (Israel)(d)	(5,000)	(888,150)
Total Internet		(3,282,560)

Leisure Time – (1.4)%
Brunswick Corp.	(12,000)	(758,880)

Lodging – (1.4)%
Choice Hotels International, Inc.	(7,000)	(748,370)

Machinery - Diversified – (3.6)%
CSW Industrials, Inc.	(4,000)	(971,000)
Dover Corp.	(6,000)	(1,000,980)
Total Machinery - Diversified		(1,971,980)

Oil & Gas – (2.9)%
Antero Resources Corp.(d)	(30,000)	(1,006,800)
Sable Offshore Corp.(d)	(35,000)	(611,100)
Total Oil & Gas		(1,617,900)

Packaging & Containers – (1.1)%
Graphic Packaging Holding Co.	(30,000)	(587,100)

REITS – (8.4)%
Camden Property Trust	(6,000)	(640,680)
CubeSmart	(15,000)	(609,900)
Digital Realty Trust, Inc.	(5,000)	(864,400)
Equinix, Inc.	(1,000)	(783,240)
Equity Residential	(15,000)	(970,950)
UDR, Inc.	(20,000)	(745,200)
Total REITS		(4,614,370)

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Retail – (9.1)%
Asbury Automotive Group, Inc.(d)	(3,000)	(733,350)
Bath & Body Works, Inc.	(30,000)	(772,800)
Best Buy Co, Inc.	(16,000)	(1,209,920)
La-Z-Boy, Inc.	(20,000)	(686,400)
Lithia Motors, Inc.	(3,000)	(948,000)
PC Connection, Inc.	(10,000)	(619,900)
Total Retail		(4,970,370)

Semiconductors – (4.7)%
GLOBALFOUNDRIES, Inc.(d)	(20,000)	(716,800)
Marvell Technology, Inc.	(10,000)	(840,700)
Synaptics, Inc.(d)	(15,000)	(1,025,100)
Total Semiconductors		(2,582,600)

Software – (9.5)%
Akamai Technologies, Inc.(d)	(9,000)	(681,840)
Alkami Technology, Inc.(d)	(30,000)	(745,200)
Braze, Inc., Class A(d)	(20,000)	(568,800)
Confluent, Inc., Class A(d)	(30,000)	(594,000)
Descartes Systems Group, Inc. (The) (Canada)(d)	(8,000)	(753,840)
Freshworks, Inc., Class A(d)	(50,000)	(588,500)
Salesforce, Inc.	(2,500)	(592,500)
Samsara, Inc., Class A(d)	(18,000)	(670,500)
Total Software		(5,195,180)

Transportation – (2.6)%
FedEx Corp.	(3,000)	(707,430)
Old Dominion Freight Line, Inc.	(5,000)	(703,900)
Total Transportation		(1,411,330)

Total Common Stocks (Cost $(52,532,745))		(52,524,898)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(52,532,745)]		$(52,524,898)

Total Investments – 43.5% (Cost $23,772,860)		23,780,707
Other Assets in Excess of Liabilities – 56.5%		30,941,574
Net Assets – 100.0%		$54,722,281

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of September 30, 2025.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of September 30, 2025 cash in the amount of $26,848,458 has been segregated as collateral from the broker for securities sold short.
(d)	Non-income producing security.
(e)	American Depositary Receipt.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

September 30, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$76,305,605	$–	$–	$76,305,605

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(52,524,898)	$–	$–	$(52,524,898)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	(3.4)%
Apparel	(3.5)
Auto Parts & Equipment	(1.2)
Banks	(1.9)
Beverages	(2.7)
Chemicals	(3.8)
Commercial Services	(5.6)
Computers	(4.6)
Cosmetics / Personal Care	(1.6)
Diversified Financial Services	(1.5)
Electric	(1.1)
Electrical Components & Equipment	(1.3)
Electronics	(2.1)
Entertainment	(2.5)
Food	(1.1)
Hand/Machine Tools	(2.0)
Healthcare - Products	(2.4)
Home Furnishings	(1.4)
Household Products/Wares	(1.5)
Internet	(6.0)
Leisure Time	(1.4)
Lodging	(1.4)
Machinery - Diversified	(3.6)
Oil & Gas	(2.9)
Packaging & Containers	(1.1)
REITS	(8.4)
Retail	(9.1)
Semiconductors	(4.7)
Software	(9.5)
Transportation	(2.6)
Money Market Funds	139.4
Total Investments	43.5
Other Assets in Excess of Liabilities	56.5
Net Assets	100.0%